Basic and Diluted Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net Loss	$(65,393)	$(57,720)
Add: Gain on extinguishment of convertible preferred stock	—	216,386
Net income (loss) attributable to common stockholders, basic	(65,393)	158,666
Less: Warrants, series with dilutive impact only	—	—
Less: Convertible preferred stock, series with dilutive impact only	—	(230,774)
Net loss attributable to common stockholders, dilutive	$(65,393)	$(72,108)
Denominator:
Weighted-average common shares outstanding, basic	15,786,762	3,443,746
Add: Warrants, series with dilutive impact only	—	5,830,385
Add: Options, with dilutive impact only	—	31,857
Add: Convertible preferred stock, series with dilutive impact only	—	—
Weighted-average shares outstanding, dilutive	15,786,762	9,305,988

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2024	2023
Warrants to purchase preferred stock on an as-converted basis	—	86,880
Convertible preferred stock on an as-converted basis	—	4,085,067
Stock options outstanding	6,187,385	506,160
Unvested RSU’s	890,793	—
Warrants to purchase common stock	14,620,219	—
Total	21,698,397	4,678,107